Summarised Financial Information	6 Months Ended
Jun. 30, 2020
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised Financial Information

Notes to the Interim Financial Statements

SUMMARISED FINANCIAL INFORMATION

The following summarised financial information is required by the rules of the Securities and Exchange Commission and has been prepared as a requirement of the Regulation S-X 3-10 in respect of the guarantees of:

The financial information relates to the guarantees of:

•

US$14.95 billion of bonds representing the portion (99.7%) of a total outstanding amount of US$15.0 billion of bonds issued by B.A.T Capital Corporation (“BATCAP”) in connection with the acquisition of RAI exchanged for registered bonds in 2018 (the “2018 Bonds”); and

•

US$5.9 billion of bonds issued by BATCAP in connection with the Shelf Registration Statement on Form F-3 filed on July 17, 2019, pursuant to which BATCAP or BATIF may issue an indefinite amount of debt securities.

As of July 28, 2020, all relevant Group entities suspended their reporting obligations with respect to the US$8.9 billion (2019: US$10.3 billion) of RAI unsecured notes and US$40.9 million (2019: US$149.5 million) of Lorillard unsecured notes. As such, no summarised financial information is provided with respect to these securities.

As described below, Reynolds American Inc. (RAI) is a subsidiary guarantor of all outstanding series of BATCAP bonds. Under the terms of the indentures governing such notes, any subsidiary guarantor (including RAI) other than BATIF, BATNF and BATHTN, will automatically and unconditionally be released from all obligations under its guarantee, and such guarantee shall thereupon terminate and be discharged and of no further force or effect, in the event that (1) its guarantee of all then outstanding notes issued under the Group's EMTN Programme is released or (2) at substantially the same time its guarantee of the debt securities is terminated, such subsidiary guarantor is released from all obligations in respect of indebtedness for borrowed money for which such subsidiary guarantor is an obligor (as a guarantor or borrower). Under the EMTN Programme, RAI's guarantee is released if at any time the aggregate amount of indebtedness for borrowed money, subject to certain exceptions, for which RAI is an obligor does not exceed 10% of the outstanding long-term debt of BAT as reflected in the balance sheet included in BAT's most recent publicly released interim or annual consolidated financial statements.

RAI's guarantee may be released notwithstanding RAI guaranteeing other indebtedness, provided RAI's guarantee of outstanding notes issued under the EMTN Programme is released. If RAI's guarantee is released, BAT is not required to replace such guarantee, and the debt securities will have the benefit of fewer subsidiary guarantees for the remaining maturity of the debt securities.

Note: The following summarised financial information report the unconsolidated contribution of each applicable company to the Group’s consolidated results and not the separate financial statements for each applicable company as local financial statements are prepared in accordance with local legislative requirements and may differ from the financial information provided below. In particular, in respect of the United States region, all financial statements and financial information provided by or with respect to the US business or RAI (and/or RAI and its subsidiaries (collectively, the “RAI Group”)) are prepared on the basis of US GAAP and constitute the primary financial statements or financial information of the US business or RAI (and/or the RAI Group). Solely for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to IFRS as issued by the IASB and adopted by the EU. To the extent any such financial information provided in these financial statements relates to the US business or RAI (and/or the RAI Group), it is provided as an explanation of the US business’s or RAI’s (and/or the RAI Group’s) primary US GAAP based financial statements and information.

Notes to the Interim Financial Statements

Summarised financial information cont…

The subsidiaries disclosed below are wholly-owned and the guarantees provided are full and unconditional, and joint and several:

a. British American Tobacco p.l.c. (as the parent guarantor), referred to as ‘BAT p.l.c.’ in the financials below;

b. B.A.T Capital Corporation (as an issuer or a subsidiary guarantor, as the case may be), referred to as “BATCAP” in financials below;

c. B.A.T. International Finance p.l.c. (as an issuer or a subsidiary guarantor, as the case may be), referred to as ‘BATIF’ in the financials below;

d. B.A.T. Netherlands Finance B.V. (as a subsidiary guarantor), referred to as ‘BATNF’ in the financials below;

e. Reynolds American Inc. (as a subsidiary guarantor), referred to as ‘RAI’ in the financials below; and

f. British American Tobacco Holdings (The Netherlands) B.V. (as a subsidiary guarantor of the 2018 Bonds only), referred to as ‘BATHTN’ in the financials below.

In accordance with Regulation S-X 13-01, information in respect of investments in subsidiaries that are not issuers or guarantors has been excluded from non-current assets as shown in the balance sheet table below. None of the issuers or subsidiary guarantors have an investment in BATHTN. Investments in subsidiaries represents share capital acquired in relation to or issued by subsidiary undertakings.

Notes to the Interim Financial Statements

Summarised financial information cont…

	Summarised Financial Information

Six months ended 30 June 2020

	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN

	£m	£m	£m	£m	£m	£m

Income Statement

Revenue	—	—	—	—	—	—

(Loss)/profit from operations	(19)	3	(1)	—	(3)	—

Dividend income	—	—	—	—	2,310	—

Net finance income/(costs)	49	425	96	—	(456)	—

Profit/(loss) before taxation	30	428	95	—	1,851	—

Taxation on ordinary activities	—	(98)	—	—	109	—

Profit/(loss) for the period	30	330	95	—	1,960	—

Intercompany Transactions - Income Statement

Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(19)	3	(1)	—	8	—

Transactions with non-issuer/non-guarantor subsidiaries net finance income/(cost)	5	573	419	—	16	—

Dividend income from non-issuer/non-guarantor subsidiaries	—	—	—	—	2,310	—

Notes to the Interim Financial Statements

	Summarised Financial Information

Six months ended 30 June 2019

	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN

	£m	£m	£m	£m	£m	£m

Income Statement

Revenue	—	—	—	—	—	—

Loss from operations	(17)	(2)	(2)	—	(3)	(2)

Dividend income	—	—	—	—	1,893	5

Net finance income/(costs)	48	16	96	—	(217)	—

Profit/(loss) before taxation	31	14	94	—	1,673	3

Taxation on ordinary activities	—	(3)	4	—	50	—

Profit/(loss) for the period	31	11	98	—	1,723	3

Intercompany Transactions - Income Statement

Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(17)	(2)	(2)	—	11	(2)

Transactions with non-issuer/non-guarantor subsidiaries net finance income	8	338	329	—	16	—

Dividend income from non-issuer/non-guarantor subsidiaries	—	—	—	—	1,893	5

Notes to the Interim Financial Statements

Summarised financial information cont…

	Summarised Financial Information

As at 30 June 2020

	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN

	£m	£m	£m	£m	£m	£m

Balance Sheet

Non-current assets	236	19,594	10,734	1,531	451	35

Current assets	4,427	4,150	32,538	28	1,060	19

Non-current liabilities	1,580	18,324	16,929	1,531	10,424	9

Non-current borrowings	1,571	18,165	16,687	1,531	10,364	—

Other non-current liabilities	9	159	242	—	60	9

Current liabilities	48	5,361	24,852	28	1,366	5

Current borrowings	12	5,234	24,499	28	113	3

Other current liabilities	36	127	353	—	1,253	2

Intercompany Transactions - Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	4,380	16,377	38,936	—	1,479	18

Amounts due to non-issuer/non-guarantor subsidiaries	10	4,030	16,581	—	82	3

Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	26,074	1,523

Notes to the Interim Financial Statements

	Summarised Financial Information

As at 31 December 2019

	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN

	£m	£m	£m	£m	£m	£m

Balance Sheet

Non-current assets	236	12,722	16,188	—	439	39

Current assets	6,732	6,379	25,441	—	749	16

Non-current liabilities	1,580	15,405	14,918	—	6,864	10

Non-current borrowings	1,571	15,168	14,590	—	6,741	—

Other non-current liabilities	9	237	328	—	123	10

Current liabilities	139	3,800	25,273	—	3,590	3

Current borrowings	13	3,706	24,816	—	2,979	1

Other current liabilities	126	94	457	—	611	2

Intercompany Transactions - Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	6,690	15,415	38,851	—	1,160	16

Amounts due to non-issuer/non-guarantor subsidiaries	101	2,773	19,190	—	81	1

Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	24,012	1,419